Shareholders’ equity	12 Months Ended
Dec. 31, 2024
Shareholders’ equity
Shareholders’ equity

18.	Shareholders’ equity

Share capital

The Company has authorized an unlimited number of common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

	Common shares	Amount
	#	$
Balance – January 1, 2022	1,833,260	13,389
Stock options exercised	12,917	107
Balance – December 31, 2022	1,846,177	13,496
Stock options exercised	1,416	21
Balance – December 31, 2023	1,847,593	13,517
Deemed issuance of shares to Aeterna shareholders (note 5)	1,213,967	8,485
Granted	79,061	484
Balance – December 31, 2024	3,140,621	22,486

As discussed in Note 1, Business Overview, on June 3, 2024, each outstanding Ceapro common share was exchanged for 0.02360 of an Aeterna common share. Accordingly, all common shares, stock options and per share amounts in these consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the share exchange.

Share-based compensation

The Company grants stock options to eligible employees, directors and officers under stock option plans. During the year ended December 31, 2024, the Company granted nil (2023 – 21,712 and 2022 – 10,620) new stock options. The stock options have a term of seven years and will vest over a period of three years. The compensation expense for the year ended December 31, 2024, was $53 (2023 – $192 and 2022 – $69) recognized over the vesting period. Option activity for the year ended December 31, 2024, 2023, and 2022 was as follows:

	Stock options	Weighted average exercise price in $CAD
	#	$
Balance – January 1, 2022	70,572	23.73
Granted	10,620	21.61
Exercised	(12,917)	6.36
Cancelled / Forfeited	(3,540)	27.12
Balance –December 31, 2022	64,735	28.37
Granted	21,712	25.85
Exercised	(1,416)	11.86
Cancelled / Forfeited	(10,660)	25.00
Balance – December 31, 2023	74,371	28.40
Granted - Replacement options (note 5)	12,949	50.65
Cancelled / Forfeited	(11,296)	25.71
Balance – December 31, 2024	76,024	25.77

Concurrent with the Transaction described in Note 1, Business Overview, on June 3, 2024, each outstanding stock option was reissued to reflect the exchange rate of the Company’s common shares. Accordingly, all quantities and prices in these consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the share exchange and related adjustments.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)